Scope of Consolidation - Summary of Statement of Financial Position Data (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Information about Consolidated Structured Entities [Line Items]
Non-current assets	€ 58,452	€ 58,784
Current assets	10,331	11,662
Total assets	68,783	70,446
Non-current liabilities	32,612	34,554
Current liabilities	12,388	12,339
Total liabilities	45,000	46,893
Equity	23,783	23,553	€ 21,249	€ 21,584
Non-controlling interests	2,226	2,346
TIM Brasil group [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Non-current assets	6,819	7,822
Current assets	1,929	2,956
Total assets	8,748	10,778
Non-current liabilities	1,703	2,726
Current liabilities	1,852	2,331
Total liabilities	3,555	5,057
Equity	5,193	5,721
Non-controlling interests	€ 1,556	€ 1,705